Unaudited Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net income/(loss)	$ 14,567,034	$ (507,825)
Adjustment to reconcile net income to net cash used in operating activities
Depreciation and amortization	211,435	8,283
Amortization of operating lease right-of-use asset	53,754
Other income	(22,009)
Changes in operating assets and liabilities:
Accounts receivable	(52,380,336)
Advances to suppliers	(22,776,614)
Prepayment and other current assets	(191,255)	2,498
Loan receivable from third parties	(1,180,000)
Inventories	18,867,723
Deferred tax assets	(92,161)
Accounts payable	28,053,220	(3,376)
Accrued expenses and other payables	8,465,054	152,233
Advances from customers	(3,663,591)
Deferred government grant	(4,941)
Operating lease liabilities	(26,584)
Net cash used in operating activities	(10,119,271)	(348,187)
Cash flows from investing activities
Purchase of property and equipment	(85,575)
Purchase of construction in progress	(394,805)
Net cash used in investing activities	(480,380)
Cash flows from financing activities
Proceeds from related parties	8,000,000	152,454
Repayment of short-term borrowings	(1,568,455)
Repayments to related parties	(2,086)	(9,707)
Net cash provided by financing activities	6,429,459	142,747
Effect of exchange rate changes on cash and cash equivalents	(4,604,284)	1,845
Net change in cash and cash equivalents	(8,774,476)	(203,595)
Cash and cash equivalents, beginning of the year	18,426,622	664,605
Cash and cash equivalents, end of the year	9,652,146	461,010
Supplemental cash flow information
Interest paid	7,198
Income taxes paid	29,900
Non-cash investing and financing activities
Expense paid by related party		$ 3,092